RELATED PARTY TRANSACTIONS (Details) - USD ($)		1 Months Ended			12 Months Ended
	Oct. 28, 2014	Dec. 31, 2014	Jan. 31, 2013	Jul. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Jan. 23, 2015
Related Party Transaction [Line Items]
Other income							$ 941,000
Warrant [Member]
Related Party Transaction [Line Items]
Granted, number of warrants					5,750,326	1,863,421
Number of shares callable by warrants								100,000
Loss Contingency Breach Of Agreement [Member]
Related Party Transaction [Line Items]
Litigation, damages awarded	$ 51,956		$ 500,000	$ 841,000
Other income					$ 448,044
CEO's sister-in-law [Member]
Related Party Transaction [Line Items]
Weekly salary amount					1,154
CEO and CTO's Mother [Member]
Related Party Transaction [Line Items]
Weekly salary amount					$ 600
Monthly separation payment		$ 5,000
Director [Member]
Related Party Transaction [Line Items]
Number of shares callable by warrants						100,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Percentage to be received of first $2 million of revenue					5.00%
First revenue amount on which 5% is to be received					$ 2